MERCER FUNDS

Mercer US Large Cap Equity Fund 99 High Street

Boston, Massachusetts 02110

October 26, 2020

Dear Shareholder:

We are pleased to notify you of a change involving the Mercer US Large Cap Equity Fund (the “Fund”), a series of Mercer Funds (the “Trust”). Specifically, the Board of Trustees of the Trust (the “Board”) has approved a new subadvisory agreement between Mercer Investments LLC, the Fund’s investment advisor (“Mercer” or the “Advisor”), on behalf of the Fund, and Brandywine Global Investment Management, LLC (“Brandywine”).

Brandywine has served as a subadvisor for the Fund since October 21, 2011. Due to the acquisition of Brandywine’s corporate parent, Legg Mason, Inc., by Franklin Resources, Inc., effective July 31, 2020, the prior subadvisory agreement between Brandywine and the Advisor, on behalf of the Fund (the “Prior Brandywine Subadvisory Agreement”), was terminated and the Board approved a new subadvisory agreement (the “New Brandywine Subadvisory Agreement”) to replace the Prior Brandywine Subadvisory Agreement. The New Brandywine Subadvisory Agreement is essentially identical to the Prior Brandywine Subadvisory Agreement in all material respects.

It is anticipated that this change will not have any effect on the services provided to the Fund by Brandywine, and that Brandywine will continue to manage its allocated portion of the Fund’s portfolio as Brandywine had done under the Prior Brandywine Subadvisory Agreement. The New Brandywine Subadvisory Agreement became effective as of July 31, 2020.

I encourage you to read the attached Information Statement, which provides, among other information, details regarding Brandywine and the New Brandywine Subadvisory Agreement and a discussion of the factors that the Board considered in approving the New Brandywine Subadvisory Agreement.

Sincerely,

/s/ Richard S. Joseph

Richard S. Joseph, CFA

Trustee, President, and Chief Executive Officer Mercer Funds

MERCER FUNDS

Mercer US Large Cap Equity Fund

99 High Street

Boston, Massachusetts 02110

INFORMATION STATEMENT

This Information Statement (the “Statement”) is being furnished on behalf of the Board of Trustees (the “Board”) of Mercer Funds (the “Trust”) to inform shareholders of the Mercer US Large Cap Equity Fund (the “Fund”) about a recent change related to the Fund’s contractual arrangements with Brandywine Global Investment Management, LLC (“Brandywine”), one of the Fund’s subadvisors. Specifically, due to the acquisition of Brandywine’s corporate parent, Legg Mason, Inc., by Franklin Resources, Inc., effective July 31, 2020 (the “Franklin Transaction”), the prior subadvisory agreement between Brandywine and Mercer Investments LLC, the Fund’s investment advisor (“Mercer” or the “Advisor”), on behalf of the Fund, dated October 21, 2011 (the “Prior Brandywine Subadvisory Agreement”), was terminated.

The Board approved a new subadvisory agreement dated July 31, 2020 (the “New Brandywine Subadvisory Agreement”) with Brandywine. The New Brandywine Subadvisory Agreement was approved by the Board upon the recommendation of Mercer, without shareholder approval, as is permitted by the exemptive order of the U.S. Securities and Exchange Commission (the “SEC”), dated December 28, 2005 (the “Exemptive Order”), issued to the Trust and the Advisor.

This Statement is being mailed on or about October 27, 2020 to shareholders of record of the Fund as of September 30, 2020.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

INTRODUCTION

Mercer is the investment advisor to the series of the Trust, including the Fund. The Advisor uses a “manager of managers” approach in managing the assets of the Trust’s series. This approach permits Mercer to hire, terminate, or replace subadvisors that are unaffiliated with the Trust or the Advisor, and to modify material terms and conditions of subadvisory agreements relating to the management of the series. Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires the shareholders of a mutual fund to approve an agreement pursuant to which a person serves as the investment advisor (or as a subadvisor) to the mutual fund. The Trust and the Advisor have obtained the Exemptive Order, which permits the Trust and the Advisor, subject to certain conditions and approval by the Board, to hire and retain unaffiliated subadvisors and to modify subadvisory arrangements with unaffiliated subadvisors without shareholder approval. Under the Exemptive Order, the Advisor may act as a manager of managers for some or all of the series of the Trust, and the Advisor supervises the provision of portfolio management services to the series by various subadvisors.

The Exemptive Order also allows the Advisor, among other things, to: (i) continue the employment of a current subadvisor after events that would otherwise cause an automatic termination of a subadvisory agreement with the subadvisor, and (ii) reallocate assets among current or new subadvisors. The Advisor has ultimate responsibility (subject to oversight by the Board) to supervise the subadvisors and recommend the hiring, termination, and replacement of the subadvisors to the Board.

Due to the acquisition of Brandywine’s corporate parent, Legg Mason, Inc., by Franklin Resources, Inc., which resulted in a change in control of Brandywine, the Prior Brandywine Subadvisory Agreement was assigned for purposes of the 1940 Act. Because the assignment caused the automatic termination of the Prior Brandywine Subadvisory Agreement, consistent with the terms of the Exemptive Order, the Board, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Trust or of the Advisor (the “Independent Trustees”), at a Board meeting held on June 8-9, 2020 (the “Meeting”), approved the New Brandywine Subadvisory Agreement between the Advisor, on behalf of the Fund, and Brandywine. Brandywine is unaffiliated with the Advisor and discharges its responsibilities subject to the oversight and supervision of the Advisor. Brandywine is paid by the Advisor and not by the Fund. There will be no increase in the advisory fees paid by the Fund to the Advisor as a consequence of the New Brandywine Subadvisory Agreement.

The Trust and the Advisor have agreed to comply with certain conditions when acting in reliance on the relief granted in the Exemptive Order. These conditions require, among other things, that, in connection with the hiring of a subadvisor, the affected series will notify the shareholders of the series of the changes. This Statement provides such notice of the changes and presents details regarding Brandywine and the New Brandywine Subadvisory Agreement.

THE ADVISOR

The Advisor, a Delaware limited liability company located at 99 High Street, Boston, Massachusetts 02110, serves as the investment advisor to the Fund. The Advisor is an indirect, wholly owned subsidiary of Marsh & McLennan Companies, Inc., 1166 Avenue of the Americas, New York, New York 10036. The Advisor is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Advisor provides investment advisory services to the Fund pursuant to the Investment Management Agreement, dated July 1, 2014, between the Trust and the Advisor, as amended from time to time (the “Management Agreement”). The Trust employs the Advisor generally to manage the investment and reinvestment of the assets of the Fund. In so doing, the Advisor may hire one or more subadvisors to carry out the investment program of the Fund (subject to the approval of the Board). The Advisor continuously reviews, supervises, and (where appropriate) administers the investment program of the Fund. The Advisor furnishes periodic reports to the Board regarding the investment program and performance of the Fund.

Pursuant to the Management Agreement, the Advisor has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and, subject to review and approval by the Board: (i) sets the Fund’s overall investment strategies; (ii) evaluates, selects, and recommends subadvisors to manage all or a portion of the Fund’s assets; (iii) when appropriate, allocates and reallocates the Fund’s assets among subadvisors; (iv) monitors and evaluates the performance of the Fund’s subadvisors, including the subadvisors’ compliance with the investment objectives, policies, and restrictions of the Fund; and (v) implements procedures to ensure that the subadvisors comply with the Fund’s investment objective, policies, and restrictions.

For these services, the Fund pays the Advisor a fee calculated at an annual rate of 0.53% of assets up to $750 million, 0.51% of assets in excess of $750 million up to $1 billion and 0.46% of assets in excess of $1 billion of the Fund’s average daily net assets. The Advisor earned total investment advisory fees of $3,322,203 from the Fund for the fiscal year ended March 31, 2020, prior to: (i) paying the fees of each of the subadvisors to the Fund and (ii) prior to waiving fees in accordance with the terms of a fee waiver agreement entered into between the Advisor and the Fund pursuant to which the Advisor has agreed to waive any portion of its investment management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Fund’s subadvisors. The aggregate compensation paid by the Advisor to all subadvisors to the Fund during the fiscal year ended March 31, 2020 was $1,548,909, representing 0.24% of the Fund’s average net assets during that period, resulting in the Advisor receiving net investment advisory fees of $1,773,294, all of which the Advisor waived pursuant to the terms of the fee waiver agreement. The Fund did not make any payments to any affiliated person of Brandywine during the fiscal year ended March 31, 2020.

Several officers of the Trust are also officers and/or employees of the Advisor. These individuals and their respective positions are: Richard S. Joseph serves as President, Chief Executive Officer, and Trustee of the Trust and as Vice President and Head of US Delegated Solutions for the Advisor; Stephen Gouthro serves as Vice President, Treasurer and Chief Financial Officer of the Trust and as a partner of the Advisor and U.S. Chief Operating Officer for the Advisor’s U.S. Business Solutions Group; Carol A. McMahon serves as Vice President and Assistant Treasurer of the Trust and as a partner and U.S. Chief Operating Officer of the Advisor and Global Chief Operating Officer for Wealth, Global Business Solutions; Colin J. Dean serves as Vice President, Chief Legal Officer and Secretary of the Trust and as Global Chief Counsel-Investments of the Advisor; Stan Mavromates serves as Vice President and Chief Investment Officer of the Trust and as Vice President and Chief Investment Officer of the Advisor; Caroline Hulme serves as Vice President and Assistant Secretary of the Trust and as Senior Legal Counsel-Investments for the Advisor; Jeffrey Coleman serves as Vice President and Assistant Treasurer of the Trust and Head of Investment Operations for the Advisor; Larry Vasquez serves as Vice President of the Trust and as Vice President and Portfolio Manager of the Advisor and Jennifer Mortimer serves as Chief Compliance Officer of the Trust and as Chief Compliance Officer of Mercer Trust Company LLC. The address of each executive officer of the Trust is 99 High Street, Boston, Massachusetts 02110.

None of the officers or Trustees of the Trust are officers, employees, directors and/or shareholders of Brandywine.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC

Brandywine Global Investment Management, LLC (“Brandywine”) is located at 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103. Brandywine is a limited liability company. Brandywine is registered as an investment adviser under the Advisers Act. Effective July 31, 2020, Brandywine’s corporate parent, Legg Mason, Inc., was acquired by Franklin Resources, Inc. As part of the transaction, Brandywine became a fully owned, independently operated subsidiary of Franklin Resources, Inc. The New Brandywine Subadvisory Agreement is dated July 31, 2020. The Prior Brandywine Subadvisory Agreement was initially approved by the Board at a meeting held in September 2011 and Brandywine has managed its allocated portion of the Fund since

October 21, 2011. The Board renewed the Prior Brandywine Subadvisory Agreement most recently at the Board meeting held on June 8-9, 2020.

As indicated above, Brandywine is paid by the Advisor and not by the Fund. There will be no increase in the advisory fees paid by the Fund to the Advisor as a consequence of the New Brandywine Subadvisory Agreement. The fees paid by the Advisor to Brandywine depend upon the fee rates negotiated by the Advisor. In accordance with procedures adopted by the Board, a subadvisor to the Fund may affect portfolio transactions through an affiliated broker-dealer and the affiliated broker-dealer may receive brokerage commissions in connection therewith as permitted by applicable laws.

Brandywine does not currently serve as subadvisor for any other registered investment companies which have investment objectives similar to the Fund’s investment objective.

The names and principal occupations of the principal executive officers of Brandywine are listed below. The address of each principal executive officer, as it relates to the person’s position with Brandywine, is 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103.

Name	Principal Occupation
Mark P. Glassman	Chief Administrative Officer
Christopher D. Marzullo	General Counsel and Chief Compliance Officer
David F. Hoffman	Elected Manager – Senior Managing Director
Adam B. Spector	Elected Manager – Managing Partner
Henry F. Otto	Elected Manager – Senior Managing Director
Steven M. Tonkovich	Senior Managing Director
Stephen S. Smith	Senior Managing Director
Patrick S. Kaser	Managing Director
Jed A. Plafker	Elected Manager
Matthew Nichols	Elected Manager

THE BRANDYWINE SUBADVISORY AGREEMENT

The New Brandywine Subadvisory Agreement was approved by the Board at the Meeting which was called, among other reasons, for the purpose of considering and approving the New Brandywine Subadvisory Agreement for an initial term of two years. Thereafter, continuance of the New Brandywine Subadvisory Agreement will require the annual approval of the Board, including a majority of the Independent Trustees. The New Brandywine Subadvisory Agreement provides that it will terminate automatically in the event of its assignment, except as provided otherwise by any rule, exemptive order issued by the SEC, or no-action letter provided or pursuant to the 1940 Act, or upon the termination of the Management Agreement.

The terms of the New Brandywine Subadvisory Agreement are identical in all material respects to the terms of the Prior Brandywine Subadvisory Agreement, including the fees that are payable to Brandywine by the Advisor, and the services that Brandywine is required to provide in managing its allocated portion of the Fund. The New Brandywine Subadvisory Agreement provides that Brandywine, among other duties, will make all investment decisions for Brandywine’s allocated portion of the Fund’s investment portfolio. Brandywine, subject to the supervision of the Board and the Advisor, will conduct an ongoing program of investment, evaluation, and, if appropriate, sale and reinvestment of Brandywine’s allocated portion of the Fund’s assets.

The New Brandywine Subadvisory Agreement provides for Brandywine to be compensated based on the average daily net assets of the Fund allocated to Brandywine. Brandywine is compensated from the fees that the Advisor receives from the Fund. Brandywine generally will pay all expenses it incurs in connection with its activities under the New Brandywine Subadvisory Agreement, other than the costs of the Fund’s portfolio securities and other investments.

The New Brandywine Subadvisory Agreement may be terminated at any time, without the payment of any penalty, by: (i) the vote of a majority of the Board, the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), or the Advisor, or (ii) Brandywine, on not less than ninety (90) days’ written notice to the Advisor and the Trust.

BOARD OF TRUSTEES’ CONSIDERATIONS

At the Meeting, the Board, including a majority of the Independent Trustees, considered and approved the New Brandywine Subadvisory Agreement, effective upon the closing of the Franklin Transaction. In considering the approval of the New Brandywine Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Brandywine that included, as to Brandywine and the Fund: (i) the New Brandywine Subadvisory Agreement;

(ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated Brandywine, and recommended Brandywine for Board approval, and the Advisor’s rationale for recommending the continued retention of Brandywine following the closing of the Franklin Transaction; (iii) information describing the nature, extent, and quality of the services that Brandywine provided to the Fund, and the fees that Brandywine charged for these services; (iv) the Advisor’s contractual agreement, which requires the Advisor to waive any portion of the management fee it is entitled to under the Management Agreement with respect to the Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to Brandywine for the management of its allocated portion of the Fund (the “Fee Waiver Agreement”); (v) information regarding Brandywine’s business and operations, financial condition, portfolio management team, and compliance program, and the effect that the Franklin Transaction may have on Brandywine’s business and operations; (vi) information regarding Brandywine’s brokerage and trading policies and practices; (vii) Brandywine’s performance in managing its allocated portion of the Fund’s investment portfolio; (viii) Brandywine’s historical performance returns managing a similar investment mandate, and a comparison of performance returns of the allocated portion of the Fund managed by Brandywine to a relevant index; and (ix) the Advisor’s detailed monitoring and reporting of Brandywine’s performance on qualitative and quantitative factors.

In addition, the Independent Trustees considered their discussions with representatives of the Advisor regarding Brandywine and the Franklin Transaction. The Independent Trustees considered and analyzed the factors that the Independent Trustees deemed relevant with respect to Brandywine, including: the nature, extent, and quality of the services to be provided to the Fund by Brandywine following the consummation of the Franklin Transaction; Brandywine’s investment management style and investment decision-making process; Brandywine’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the Fund; the qualifications and experience of the employees at Brandywine who were responsible for the day-to-day management of the allocated portion of the Fund; and Brandywine’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to the Fund and to Brandywine, the Independent Trustees, considered the following factors:

(a)   The nature, extent, and quality of the advisory services to be provided by Brandywine. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that Brandywine had provided to the Fund under the Prior Brandywine Subadvisory Agreement and that are proposed to be provided by Brandywine under the New Brandywine Subadvisory Agreement. The Independent Trustees considered, as to Brandywine: (i) its organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Fund and other similar investment portfolios and the performance history of the Fund and those other portfolios; (iii) its investment strategy for the Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Independent Trustees also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided by Brandywine to the Fund after consummation of the Franklin Transaction. The Independent Trustees also noted that the executive and portfolio management teams of Brandywine were expected to stay in place after consummation of the Franklin Transaction. The Independent Trustees concluded that the Fund and its shareholders would continue to benefit from the quality and experience of Brandywine’s investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services provided by Brandywine under the Prior Brandywine Subadvisory Agreement, as well as Brandywine’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Fund in light of the Fund’s investment objective, and supported a decision to approve the New Brandywine Subadvisory Agreement.

(b)   Comparison of the services to be rendered and fees to be paid to Brandywine under other advisory and subadvisory contracts, such as those with other clients. The Independent Trustees discussed the services that would be rendered by Brandywine and evaluated the compensation to be paid to Brandywine by the Advisor for those services. The Independent Trustees considered the fees payable under the New Brandywine Subadvisory Agreement. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to Brandywine for its proposed services to the Fund was reasonable in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation that Brandywine be continued following the Franklin Transaction, particularly in light of the fact that Brandywine’s fees would indirectly be borne by the Fund and its shareholders as a result of the Fee Waiver Agreement. The Independent Trustees considered the expected impact of the subadvisory fees on the Fund’s overall operating expenses, given the Fee Waiver Agreement. The Independent Trustees also took note of the Advisor’s explanation that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Fund as a result of the subadvisory fee arrangements and the Fee Waiver Agreement. The Independent Trustees concluded that the proposed level of fees to be paid to Brandywine by the Advisor with respect to the assets allocated to Brandywine was supported by the services that were expected to be provided by Brandywine. The Independent Trustees noted that the services that Brandywine would furnish to the Fund appeared to be comparable to the services that Brandywine currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered that the fees agreed to by Brandywine were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in determining to recommend that Brandywine continue to serve as a subadvisor to the Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Brandywine for its services to the Fund were reasonable.

The Independent Trustees concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed level of fees to be paid to Brandywine was supported by the services that were expected to be provided by Brandywine. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Brandywine from its relationship with the Fund and concluded that they were reasonable. Since the fees to be paid to Brandywine were the result of arm’s length bargaining between unaffiliated parties, the potential profitability of Brandywine was not considered relevant to the Independent Trustees’ deliberations. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by Brandywine and the proposed fees to be paid to Brandywine by the Advisor for managing its allocated portion of the Fund, the potential benefits accruing to Brandywine as a result of serving as a subadvisor were reasonable in relation to the services that were expected to be provided by Brandywine to the Fund.

(c)   Investment performance of the Fund and Brandywine. The Independent Trustees considered whether Brandywine operated within the Fund’s investment objective and style, and considered Brandywine’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of Brandywine supported the approval of the New Brandywine Subadvisory Agreement.

Conclusion. Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for Brandywine continued to be supported by the services that are to be provided after the closing of the Franklin Transaction by Brandywine to the Fund. As a result, the Independent Trustees concluded that the approval of the New Brandywine Subadvisory Agreement was in the best interests of the Fund and its shareholders and the Board, including a majority of the Independent Trustees, determined to approve the New Brandywine Subadvisory Agreement.

GENERAL INFORMATION

Administrative and Accounting Services

State Street Bank and Trust Company (the “Administrator”), located at 1 Heritage Drive, North Quincy, Massachusetts 02171, serves as the administrator of the Fund. The Administrator performs various services for the Fund, including fund accounting, daily and ongoing maintenance of certain Fund records, calculation of the Fund’s net asset value, and preparation of shareholder reports.

The Advisor provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Fund, for which the Advisor is entitled to receive a fee of 0.15% on an annual basis of the average daily net assets of the Adviser Class, Class I, and Class Y-2 shares, respectively. This fee accrues from fees paid under a separate Shareholder Administrative Services Plan adopted to compensate financial intermediaries, including the Advisor, for providing certain non-distribution related shareholder administrative services to Adviser Class, Class I and Class Y-2 shares. The Shareholder Administrative Services Plan provides for payments in an amount, or at a rate, not to exceed 0.25%, 0.25% and 0.15% on an annual basis of the average daily net asset value of the Adviser Class, Class I and Class Y-2 shares, respectively. The Adviser Class, Class I and Class Y-2 share classes were not offered during the fiscal year ended March 31, 2020, and as a result the Fund did not pay any fees to the Advisor for internal administrative services.

Principal Underwriting Arrangements

MGI Funds Distributors, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is a Delaware limited liability company that is a wholly-owned subsidiary of Foreside Distributors, LLC. The Distributor acts as the principal underwriter of each class of shares of the Fund under a Distribution Agreement with the Fund. The Distribution Agreement requires the Distributor to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

Payments to Affiliated Brokers

For the fiscal year ended March 31, 2020, the Fund did not pay any commissions to affiliated brokers.

Record of Beneficial Ownership

As of September 30, 2020, the Fund had 126,689,444.32 total shares outstanding. Mercer Group Trust: Mercer Large Cap Stock Fund held 84,868,165.76 shares, Mercer Collective Trust: Mercer US Large Cap Equity Portfolio held 30,929,147.20 shares and Mercer Investments LLC FBO Capital One Services, LLC held 7,692,651.93 shares, representing 66.99%, 24.41% and 6.07% of the Fund’s total shares outstanding, respectively.

As of September 30, 2020, the Trustees and executive officers of the Fund, both individually and as a group, did not own more than 1% of a class of the Fund.

SHAREHOLDER REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi- annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. You may obtain free copies of the Fund’s annual and semi-annual reports  by contacting the Fund directly at 1-888-887-0619 or by visiting the Trust’s website, http://www.delegated-solutions.mercer.com/us.html.